Derivatives - Summary of Outstanding Interest Rate Derivatives Non-Designated Hedges of Interest Rate Risk (Details) - Non-Designated Hedges [Member] € in Thousands, kr in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Instrument	Dec. 31, 2023 USD ($) Instrument	Dec. 31, 2024 EUR (€) Instrument	Dec. 31, 2024 NOK (kr) Instrument	Dec. 31, 2023 EUR (€) Instrument	Dec. 31, 2023 NOK (kr) Instrument
Derivative [Line Items]
Number of Instruments	78	80	78	78	80	80
Weighted Average Strike Rate	2.10%	1.60%
Weighted Average Maturity (Years)	1 year 4 months 24 days	2 years 1 month 6 days
SOFR
Derivative [Line Items]
Number of Instruments	69	70	69	69	70	70
Notional Amount | $	$ 9,401,374	$ 9,567,541
Weighted Average Strike Rate	2.10%	1.60%
Weighted Average Maturity (Years)	1 year 3 months 18 days	2 years 1 month 6 days
SOFR | Interest Rate Swap
Derivative [Line Items]
Number of Instruments	1	1	1	1	1	1
Notional Amount | $	$ 120,061	$ 117,863
Weighted Average Strike Rate	0.80%	0.80%
Weighted Average Maturity (Years)	2 months 12 days	1 year 2 months 12 days
EURIBOR
Derivative [Line Items]
Number of Instruments	3	4	3	3	4	4
Notional Amount | €			€ 109,905		€ 175,468
Weighted Average Strike Rate	1.00%	1.10%
Weighted Average Maturity (Years)	4 months 24 days	1 year
EURIBOR | Interest Rate Swap
Derivative [Line Items]
Number of Instruments	3	3	3	3	3	3
Notional Amount | €			€ 207,721		€ 213,458
Weighted Average Strike Rate	1.90%	1.90%
Weighted Average Maturity (Years)	2 years 7 months 6 days	3 years 7 months 6 days
NIBOR | Interest Rate Swap
Derivative [Line Items]
Number of Instruments	2	2	2	2	2	2
Notional Amount | kr				kr 520,000		kr 520,000
Weighted Average Strike Rate	2.50%	2.50%
Weighted Average Maturity (Years)	3 years 1 month 6 days	4 years 1 month 6 days